Annual Total Returns - Parametric Tax-Managed Emerging Markets Fund	Jun. 30, 2024
Bar Chart Table:
Annual Return Caption
Institutional Class
Bar Chart Table:
2014	(3.61%)
2015	(15.75%)
2016	12.10%
2017	27.09%
2018	(13.20%)
2019	12.51%
2020	4.46%
2021	4.61%
2022	(12.24%)
2023	10.65%